EQUITY - Flow-through share private placement (Details) - Mar. 10, 2016 $ / shares in Units, $ in Millions, $ in Millions	CAD ($) $ / shares shares	USD ($)
EQUITY
Flow-through common shares issued, amount	$ 25.0	$ 18.7
Flow-through common shares, issued | shares	374,869
Share price (in dollars per share)	$ 66.69
Closing price (in dollars per share)	$ 48.49
Increase to share capital	$ 18.2	13.6
Liability drawn down	$ 6.8	$ 5.1